Financial instruments, Forward Contract Not Designated Forward Contracts not Designated for Formal Hedge Accounting (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [Abstract]
Derivative financial instruments- non-current asset	$ 0.0	$ 86.4
Categories of non-current financial liabilities [abstract]
Derivative financial instruments- non-current liabilities	(36.5)	0.0
Interest Rate Swap Contracts [Member]
Categories of non-current financial liabilities [abstract]
Derivative financial instruments- non-current liabilities	(36.5)	0.0
Interest Rate Swap Contract [Member]
Disclosure of financial assets [Abstract]
Derivative financial instruments- non-current asset	$ 0.0	$ 86.4